Document and Entity Information	Jul. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001821742
Document Type	8-K
Document Period End Date	Jul. 14, 2022
Entity Registrant Name	DPCM Capital, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39638
Entity Tax Identification Number	85-0525645
Entity Address, Address Line One	382 NE 191 Street
Entity Address, Address Line Two	#24148
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	(305)
Local Phone Number	857-5086
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	XPOA.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	XPOA
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	XPOA WS
Security Exchange Name	NYSE